Consolidated Statements of Comprehensive Loss (Parentheticals) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Research and development expense, patent cost	$ 42,259		$ 42,259